Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000135035 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000135035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000135035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000135035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000135035 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135035 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135035 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135035 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135035 | Common Stock
Holdings [Line Items]
Percent of Total Investments	96.30%
C000135035 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012417 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000012417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000012417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012417 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012417 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012417 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012417 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012417 | Common Stock
Holdings [Line Items]
Percent of Total Investments	96.30%
C000012417 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.70%